PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Current prepayments [abstract]
Schedule of Prepayment and Other Current Assets
	As of six months ended June 30, 2025 (Unaudited)	As of December 31, 2024
	US$	US$
Current:
Deposits & Prepayment	2,872,722	2,204,812
Other receivables	1,048,631	704,100
Prepayment for fundraising*	1,000,000	1,000,000
	4,921,353	3,908,912
Non-current:
Deposit others	115,417	260,543
Prepayment	401,474	114,317
	516,891	374,860
Total prepayment and other assets	5,428,244	4,283,772

*	The balance of prepayment for fundraising represents a prepaid deposit of $1 million to a consulting firm for financing. The consulting firm will provide professional consulting services and related resources for fund raising.